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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

        Investment Company Act file number  811-00734
                                            ------------------------------------

                             Van Kampen Harbor Fund
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               (Exact name of registrant as specified in charter)

    1221 Avenue of the Americas, New York, New York                    10020
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       (Address of principal executive offices)                      (Zip code)

                                 Barry Fink Esq.

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    12/31
                            --------------------

Date of reporting period:   6/30/04
                            --------------------

ITEM 1. PROXY VOTING RECORD.
         Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

         (a)   The name of the issuer of the portfolio security;
               -----------------------------------------------------------------
         (b)   The exchange ticker symbol of the portfolio security;

         (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
               -----------------------------------------------------------------
         (d)   The shareholder meeting date;

         (e)   A brief identification of the matter voted on;
               -----------------------------------------------------------------
         (f) Whether the matter was proposed by the issuer or by a security holder;

         (g)   Whether the registrant cast its vote on the matter;
               -----------------------------------------------------------------
         (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
               and

         (i)   Whether the registrant cast its vote for or against management.
               -----------------------------------------------------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00734
Reporting Period: 07/01/2003 - 06/30/2004
Van Kampen Harbor Fund









============================ VAN KAMPEN HARBOR FUND ============================


BAKER HUGHES INCORPORATED

Ticker:       BHI            Security ID:  057224107
Meeting Date: APR 28, 2004   Meeting Type: Annual
Record Date:  MAR 3, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Edward P. Djerejian       For       For        Management
1.2   Elect  Director H. John Riley, Jr.        For       For        Management
1.3   Elect  Director Charles L. Watson         For       For        Management
2     Ratify Auditors                           For       For        Management
3     Declassify the Board of Directors         Against   Against    Shareholder
4     Submit Shareholder Rights Plan (Poison    Against   Against    Shareholder
      Pill) to Shareholder Vote


--------------------------------------------------------------------------------

CISCO SYSTEMS, INC.

Ticker:       CSCO           Security ID:  17275R102
Meeting Date: NOV 11, 2003   Meeting Type: Annual
Record Date:  SEP 12, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carol A. Bartz             For       For        Management
1.2   Elect Director Larry R. Carter            For       For        Management
1.3   Elect Director John T. Chambers           For       For        Management
1.4   Elect Director Dr. James F. Gibbons       For       For        Management
1.5   Elect Director Dr. John L. Hennessy       For       For        Management
1.6   Elect Director Roderick C. McGeary        For       For        Management
1.7   Elect Director James C. Morgan            For       For        Management
1.8   Elect Director John P. Morgridge          For       For        Management
1.9   Elect Director Donald T. Valentine        For       For        Management
1.10  Elect Director Steven M. West             For       For        Management
1.11  Elect Director Jerry Yang                 For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management
4     Report on Company Products Used by the    Against   Against    Shareholder
      Government to Monitor the Internet
5     Report on Pay Disparity                   Against   Against    Shareholder


--------------------------------------------------------------------------------

DEAN FOODS COMPANY

Ticker:       DF             Security ID:  242370104
Meeting Date: MAY 18, 2004   Meeting Type: Annual
Record Date:  MAR 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Alan J. Bernon            For       For        Management
1.2   Elect  Director Gregg L. Engles           For       For        Management
1.3   Elect  Director Joseph S. Hardin, Jr.     For       For        Management
1.4   Elect  Director Ronald Kirk               For       For        Management
1.5   Elect  Director John S. Llewellyn, Jr.    For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

ECHOSTAR COMMUNICATIONS CORP.

Ticker:       DISH           Security ID:  278762109
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Michael T. Dugan          For       Withhold   Management
1.2   Elect  Director James Defranco            For       Withhold   Management
1.3   Elect  Director Cantey Ergen              For       Withhold   Management
1.4   Elect  Director Charles W. Ergen          For       Withhold   Management
1.5   Elect  Director Raymond L. Friedlob       For       For        Management
1.6   Elect  Director Steven R. Goodbarn        For       For        Management
1.7   Elect  Director David K. Moskowitz        For       Withhold   Management
1.8   Elect  Director C. Michael Schroeder      For       For        Management
2     Ratify Auditors                           For       For        Management
3     Other Business                            For       Against    Management


--------------------------------------------------------------------------------

SPINNAKER EXPLORATION COMPANY

Ticker:       SKE            Security ID:  84855W109
Meeting Date: MAY 5, 2004    Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Roger L. Jarvis           For       For        Management
1.2   Elect  Director Howard H. Newman          For       For        Management
1.3   Elect  Director Jeffrey A. Harris         For       For        Management
1.4   Elect  Director Michael E. Mcmahon        For       For        Management
1.5   Elect  Director Sheldon R. Erikson        For       For        Management
1.6   Elect  Director Michael E. Wiley          For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

TEVA PHARMACEUTICAL INDUSTRIES

Ticker:       TEVA           Security ID:  881624209
Meeting Date: MAY 20, 2004   Meeting Type: Annual
Record Date:  APR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO RECEIVE AND DISCUSS THE COMPANY S      For       Did Not    Management
      CONSOLIDATED BALANCE SHEET AS OF DECEMBER           Vote
      31, 2003 AND THE CONSOLIDATED STATEMENTS.
2     TO APPROVE THE BOARD OF DIRECTORS         For       Did Not    Management
      RECOMMENDATION THAT THE CASH DIVIDEND FOR           Vote
      THE YEAR ENDED DECEMBER 31, 2003, WHICH
      WAS PAID IN FOUR INSTALLMENTS AND
      AGGREGATED NIS 1.44 (APPROXIMATELY
      US$0.322) PER ORDINARY SHARE, BE DECLARED
      FINAL.
3     TO ELECT ABRAHAM E. COHEN TO SERVE FOR A  For       Did Not    Management
      THREE-YEAR TERM.                                    Vote
4     TO ELECT LESLIE DAN TO SERVE FOR A        For       Did Not    Management
      THREE-YEAR TERM.                                    Vote
5     TO ELECT PROF. MEIR HETH TO SERVE FOR A   For       Did Not    Management
      THREE-YEAR TERM.                                    Vote
6     TO ELECT PROF. MOSHE MANY TO SERVE FOR A  For       Did Not    Management
      THREE-YEAR TERM.                                    Vote
7     TO ELECT DOV SHAFIR TO SERVE FOR A        For       Did Not    Management
      THREE-YEAR TERM.                                    Vote
8     TO APPROVE THE PURCHASE OF DIRECTOR S AND For       Did Not    Management
      OFFICER S LIABILITY INSURANCE FOR THE               Vote
      DIRECTORS AND OFFICERS OF THE COMPANY.
9     Ratify Auditors                           For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

VALERO ENERGY CORP.

Ticker:       VLO            Security ID:  91913Y100
Meeting Date: APR 29, 2004   Meeting Type: Annual
Record Date:  MAR 1, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director E. Glenn Biggs            For       For        Management
1.2   Elect  Director Ruben M. Escobedo         For       For        Management
1.3   Elect  Director Bob Marbut                For       For        Management
2     Ratify Auditors                           For       For        Management
3     Report on Greenhouse Gas Emissions        Against   Against    Shareholder

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Van Kampen Harbor Fund
             -------------------------------------------------------------------

By  (Signature and Title)*
                                            /s/ Ronald E. Robison

                                         Principal Executive Officer
                              --------------------------------------------------



Date      August 27, 2004
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.





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